Fixed Assets, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / T	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)
Vessel Costs
Balance at the beginning of the period	$ 3,224,253	$ 3,559,161	$ 3,554,683
Additions	6,050	2,830	4,478
Depreciation	96,505	107,757	115,228
Impairment Loss		(337,738)
Balance at the end of the period	3,230,303	3,224,253	3,559,161
Accumulated Depreciation
Balance at the beginning of the period	(743,924)	(763,190)	(647,962)
Impairment Loss		127,023
Depreciation	(96,505)	(107,757)	(115,228)
Balance at the end of the period	(840,429)	(743,924)	(763,190)
Net Book Value
Balance at the beginning of the period	2,480,329	2,795,971	2,906,721
Additions	6,050	2,830	4,478
Impairment loss		(210,715)
Depreciation	(96,505)	(107,757)	(115,228)
Balance at the end of the period	2,389,874	2,480,329	$ 2,795,971
Impairment loss of vessels held and used		210,715
Instalments due by period ended:
December 31, 2020	32,611
December 31, 2021	32,522
December 31, 2022	32,521
December 31, 2023	32,521
December 31, 2024	60,733
Total leaseback instalments	190,908
Less: Imputed interest	(52,694)
Total leaseback obligation	138,214
Less: Current leaseback obligation	(16,342)
Leaseback obligation, net of current portion	121,872
Citibank $114 mil. Facility
Net Book Value
Credit facility	114,000
Citibank $123.9 mil. Facility
Net Book Value
Credit facility	123,900
Vessels
Net Book Value
Impairment loss of vessels held and used	0	$ 210,700
Number of vessels on which impairment loss is recorded | item		10
Residual value of the fleet	$ 378,200	$ 378,200
Average life of scrap considered to calculate residual value of vessel, one	10 years
Average life of scrap considered to calculate residual value of vessel, two	5 years
Scrap value per ton (in dollars per ton) | $ / T	300
Vessels to be refinanced | item	2
Hyundai Honour
Net Book Value
TEU | item	13,100
Hyundai Respect
Net Book Value
TEU | item	13,100
Hyundai Honour And Hyundai Respect
Net Book Value
Balance at the end of the period	$ 271,900
Sale and leaseback arrangement term (in years)	5 years
Repurchase price	$ 52,600
Net proceeds	$ 144,800